Note 6 - Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	September 30, 2023
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$809,997	$-	$-	$809,997
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$58,242	$-	$-	$58,242

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$58,242	$-	$-	$58,242
Other liabilities:
Fair value of contingent consideration	$-	$-	$-	$-
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$1,600,663	$-	$-	$1,660,663
Other liabilities:
Fair value of contingent consideration	$-	$-	$930,000	$930,000

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
December 31, 2020	$-
Change in fair value	930,000
December 31, 2021	930,000
Change in fair value	(930,000)
December 31, 2022	$-

Fair Value Measurements, Nonrecurring [Table Text Block]
	2022	2021
Impairment of long-lived assets
Intangible assets	$3,649,193	$-
Right of use assets	113,722	-
	3,762,915	-
Impairment of goodwill	6,460,168	-
Total	$10,223,083	$-

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
Consideration	Amount	Description and Valuation Methodology
Cash, net	$935,000	Cash at closing of $1 million less estimated value of transition services to be provided.
Buyer stock	581,000	Based on estimated post-money valuation of GMI after SP investment, applying a minority interest discount.
Contingent payments	682,000	Annual cash payments, over approximately seven years, up to a total of $4 million, equal to 5% of GMI’s net revenue. Applied a discount rate of 40.8% to projected revenue.
Net working capital	302,000	Carrying value approximates fair value.
Estimated fair value of reporting unit	$2,500,000